Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Dynamic 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 101.0%

Equity Funds — 50.6%
Active Stock Master Portfolio	$22,130,968	$22,130,968
BlackRock Advantage Emerging Markets Fund — Class K	478,965	3,893,989
BlackRock Tactical Opportunities Fund — Class K	166,279	2,231,466
International Tilts Master Portfolio	5,780,955	5,780,955
iShares Core MSCI EAFE ETF	28,167	1,405,252
iShares Developed Real Estate Index Fund — Class K	234,472	1,845,292
iShares MSCI EAFE Small-Cap ETF	29,544	1,324,457

		38,612,379

Security	Shares/ Investment Value	Value

Fixed Income Funds — 43.6%
Core Alpha Bond Master Portfolio	$23,217,057	$23,217,057
iShares TIPS Bond ETF	45,939	5,417,127
Master Total Return Portfolio	4,625,851	4,625,851

		33,260,035

Short-Term Securities — 6.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	5,221,082	5,221,082

Total Affiliated Investment Companies — 101.0% (Cost — $82,168,208)		77,093,496

Liabilities in Excess of Other Assets — (1.0)%		(745,820)

Net Assets — 100.0%		$76,347,676

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated issuers	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
Active Stock Master Portfolio	$21,308,306	(b)	$822,662	(c)	$—		$22,130,968	$22,130,968	$92,925		$(258,020)	$(5,154,047)
BlackRock Advantage Emerging Markets Fund — Class K	324,716	(b)	154,249	(d)	—		478,965	3,893,989	—		—	(1,212,469)
BlackRock Cash Funds: Institutional, SL Agency Shares(e)	972,906	(b)	—		(972,906	)(c)	—	—	389	(f)	105	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,339,296	(b)	—		(2,118,214	)(c)	5,221,082	5,221,082	21,681		—	—
BlackRock Tactical Opportunities Fund — Class K	161,827	(b)	42,960	(g)	(38,508	)(h)	166,279	2,231,466	—		(33,754)	11,806
Core Alpha Bond Master Portfolio	$20,975,583	(b)	$2,241,474	(c)	$—		23,217,057	23,217,057	171,281		644,965	(874,390)
iShares Core MSCI EAFE ETF	—		28,167	(g)	—		28,167	1,405,252	—		—	(315,679)
iShares Developed Real Estate Index Fund — Class K	157,568	(b)	76,904	(d)	—		234,472	1,845,292	—		—	(606,321)
iShares MSCI EAFE Small-Cap ETF	22,178	(b)	8,122	(g)	(756	)(i)	29,544	1,324,457	—		(402)	(503,685)
iShares TIPS Bond ETF	44,433	(b)	12,511	(g)	(11,005	)(h)	45,939	5,417,127	7,217		13,302	61,881
International Tilts Master Portfolio	$5,807,694	(b)	$—		$(26,739	)(c)	5,780,955	5,780,955	42,240		(396,679)	(1,352,780)
Master Total Return Portfolio	$3,944,897	(b)	$680,954	(c)	$—		4,625,851	4,625,851	65,315		79,331	(228,726)

								$77,093,496	$401,048		$48,848	$(10,174,410)

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2025 Fund

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares/investment value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(c)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)	Represents shares purchased by the Fund and the LifePath Dynamic Master Portfolio.
(e)	As of period end, the entity is no longer held by the Fund.
(f)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Represents shares purchased by the LifePath Dynamic Master Portfolio.
(h)	Represents shares sold by the Fund and the LifePath Dynamic Master Portfolio.
(i)	Represents shares sold by the LifePath Dynamic Master Portfolio.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Topix Index	3	06/11/20	$391	$5,661
S&P/TSX 60 Index	8	06/18/20	926	(35,790)
10-Year U.S. Treasury Note	20	06/19/20	2,774	50,673
E-Mini MSCI EAFE Index	37	06/19/20	2,885	182,102
Euro Stoxx 50	14	06/19/20	424	42,254
MSCI Emerging Markets Index	19	06/19/20	801	15,946
Russell 2000 E-Mini Index	41	06/19/20	2,353	(183,712)

				$77,134

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2025 Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	341,942	EUR	300,687	Deutsche Bank AG	06/17/20	$9,351
USD	222,322	JPY	23,138,359	Morgan Stanley & Co. International PLC	06/17/20	6,434

						15,785

CAD	1,319,572	USD	964,351	Morgan Stanley & Co. International PLC	06/17/20	(26,007)
EUR	4,090,960	USD	4,670,742	Morgan Stanley & Co. International PLC	06/17/20	(145,715)
USD	287,829	EUR	260,317	Bank of America N.A.	06/17/20	(109)
USD	1,434,540	EUR	1,332,585	Bank of America N.A.	06/17/20	(39,438)

						(211,269)

	Net unrealized depreciation					$(195,484)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or Funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Dynamic 2025 Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2		Level 3		Total
Assets:
Investments:
Affiliated Investment Companies	$16,117,583		$—		$—	$16,117,583
Short-Term Securities	5,221,082		—		—	5,221,082

Subtotal	$21,338,665	$		$		$21,338,665

Investments Valued at NAV(a)						55,754,831

Total Investments			—		—	$77,093,496

Derivative Financial Instruments(b)
Assets:
Equity contracts	$245,963		$—		$—	$245,963
Foreign currency exchange contracts	—		15,785		—	15,785
Interest rate contracts	50,673		—		—	50,673
Liabilities:
Equity contracts	(219,502)		—		—	(219,502)
Foreign currency exchange contracts	—		(211,269)		—	(211,269)

	$77,134		$(195,484)		$—	$(118,350)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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